Income tax expense - Summary of deferred tax assets and liabilities presented on a gross basis prior to any offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Deferred tax assets	₩ 1,375,325	₩ 1,300,568
Deferred tax liabilities	₩ 1,593,640	₩ 1,689,444